Goodwill, Intangible and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill by reportable segment
A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	The Americas Group	Consumer Brands Group	Performance Coatings Group	Consolidated Totals
Balance at January 1, 2015 (1)	$295,129	$702,206	$161,011	$1,158,346
Currency and other adjustments	(77)	(1,135)	(13,801)	(15,013)
Balance at December 31, 2015 (1)	295,052	701,071	147,210	1,143,333
Impairment charged to operations	(10,455)			(10,455)
Currency and other adjustments	813	(1,197)	(5,602)	(5,986)
Balance at December 31, 2016 (2)	285,410	699,874	141,608	1,126,892
Acquisition	2,276,127	1,473,239	1,925,878	5,675,244
Currency and other adjustments	(5,928)	60,128	(41,991)	12,209
Balance at December 31, 2017 (2)	$2,555,609	$2,233,241	$2,025,495	$6,814,345

(1)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Brands Group and $791 in the Performance Coatings Group).

(2)	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Brands Group, $791 in the Performance Coatings Group and $10,455 in The Americas Group).

Carrying value of intangible assets
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-Lived Intangible Assets					Trademarks With Indefinite Lives	Total Intangible Assets
	Software	Customer Relationships	Intellectual Property	All Other	Subtotal
December 31, 2017
Weighted-average amortization period	7 years	15 years	20 years	13 years	17 years
Gross	$165,019	$3,361,675	$1,774,000	$329,440	$5,630,134
Accumulated amortization	(116,621)	(129,568)	(51,742)	(257,506)	(555,437)
Net value	$48,398	$3,232,107	$1,722,258	$71,934	$5,074,697	$927,664	$6,002,361

December 31, 2016
Weighted-average amortization period	7 years			11 years	10 years
Gross	$144,557			$313,613	$458,170
Accumulated amortization	(103,735)			(240,217)	(343,952)
Net value	$40,822			$73,396	$114,218	$140,792	$255,010

December 31, 2015
Weighted-average amortization period	8 years			12 years	11 years
Gross	$123,863			$312,119	$435,982
Accumulated amortization	(95,008)			(228,921)	(323,929)
Net value	$28,855			$83,198	$112,053	$143,318	$255,371